2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Property and equipment, gross	$ 642,277		$ 227,882
Less: accumulated depreciation	(125,854)		(13,754)
Property and equipment, net	516,423	$ 546,896	214,128
Office furniture and equipment
Property and equipment, gross	$ 231,440		5,159
Useful Lives	3 years
Tenant Improvements [Member]
Property and equipment, gross	$ 56,474		0
Useful Lives	5 years
Laboratory equipment
Property and equipment, gross	$ 354,363		$ 222,723
Useful Lives	14 to 39 months